UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

CONTRAVISORY STRATEGIC EQUITY FUND
SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 90.4%
Administrative and Support Services: 2.9%
3,425	Moody's Corp.	$355,515
Apparel Manufacturing: 3.0%
4,452	Cintas Corp.	363,417
Beverage and Tobacco Product Manufacturing: 5.2%
2,895	Anheuser-Busch InBev NV - ADR	352,929
7,150	Coca-Cola Co.	289,933
		642,862
Chemical Manufacturing: 22.3%
2,960	Ashland, Inc.	376,838
4,345	E.I. du Pont de Nemours & Co.	310,537
2,950	Gilead Sciences, Inc.1	289,483
5,455	Hospira, Inc.1	479,167
2,930	International Flavors & Fragrances, Inc.	343,982
3,115	Johnson & Johnson	313,369
3,150	Mead Johnson Nutrition Co.	316,670
5,255	Merck & Co., Inc.	302,057
		2,732,103
Clothing and Clothing Accessories Stores: 2.1%
3,655	TJX Cos, Inc.	256,033
Computer and Electronic Product Manufacturing: 4.9%
14,335	Applied Materials, Inc.	323,397
8,705	Hewlett-Packard Co.	271,248
		594,645
Credit Intermediation and Related Activities: 2.6%
8,050	Bank of New York Mellon Corp.	323,932
Food Manufacturing: 4.8%
6,060	Archer-Daniels-Midland Co.	287,244
3,785	Ingredion, Inc.	294,549
		581,793
General Merchandise Stores: 2.4%
3,575	Wal-Mart Stores, Inc.	294,044
Health and Personal Care Stores: 5.3%
2,915	CVS Health Corp.	300,857
1,555	McKesson Corp.	351,741
		652,598
Insurance Carriers and Related Activities: 2.9%
1,975	Humana, Inc.	351,590
Merchant Wholesalers, Durable Goods: 5.6%
11,110	HD Supply Holdings, Inc.1	346,132
4,675	TE Connectivity, Ltd.	334,824
		680,956
Miscellaneous Manufacturing: 2.7%
2,040	3M Co.	336,498
Other Information Services: 2.1%
3,120	Facebook, Inc. - Class A1	256,511

Petroleum and Coal Products Manufacturing: 1.9%
2,745	Exxon Mobil Corp.	$233,325
Professional, Scientific, and Technical Services: 10.2%
2,070	Amgen, Inc.	330,889
1,425	Baidu, Inc. - ADR1	296,970
2,785	F5 Networks, Inc.1	320,108
5,610	Open Text Corp.	296,713
		1,244,680
Publishing Industries (except Internet): 4.7%
3,825	Check Point Software Technologies, Ltd.1	313,535
6,478	Microsoft Corp.	263,363
		576,898
Rail Transportation: 2.4%
2,860	Norfolk Southern Corp.	294,351
Utilities: 2.4%
3,850	Entergy Corp.	298,336
TOTAL COMMON STOCKS
(Cost $9,111,815)		11,070,087

REAL ESTATE INVESTMENT TRUSTS - 9.6%
1,490	AvalonBay Communities, Inc.	259,633
2,285	Boston Properties, Inc.	320,997
3,790	Equity Residential	295,089
2,690	Vornado Realty Trust	301,280
TOTAL REAL ESTATE INVESTMENT TRUSTS		1,176,999
(Cost $1,011,802)

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS: 0.2%
23,680	Fidelity Institutional Money Market Portfolio, 0.10%*	23,680
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,680)		23,680

TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $10,147,297)		12,270,766
Liabilities in Excess of Other Assets: (0.2)%		(25,558)
TOTAL NET ASSETS: 100.0%		$12,245,208

ADR American Depositary Receipt
1 Non-income producing security.
* Annualized seven-day yield as of March 31, 2015.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments	$10,147,297
Gross unrealized appreciation	2,305,133
Gross unrealized depreciation	(181,664)
Net unrealized appreciation	$2,123,469

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Exposure at March 31, 2015 (Unaudited)
The Contravisory Strategic Equity Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$11,070,087	$-	$-	$11,070,087
Real Estate Investment Trusts	1,176,999	-	-	1,176,999
Short-Term Investments	23,680	-	-	23,680
Total Investments in Securities	$12,270,766	$-	$-	$12,270,766

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended March 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                   /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date           5/21/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Elaine E. Richards
                   Elaine E. Richards, President

Date           5/21/2015

By (Signature and Title)*                /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date           5/21/2015

* Print the name and title of each signing officer under his or her signature.